UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23125

ELEVATION ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary
Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2107

Item 1. Schedule of Investments.

SUMMIT WATER INFRASTRUCTURE MULTIFACTOR ETF	SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.89%)
Consumer Discretionary (4.15%)
Coway Co. Ltd.	2,169	$163,314
Total Consumer Discretionary		163,314

Health Care (0.60%)
Cantel Medical Corp.	305	23,610
Total Health Care		23,610

Industrials (55.89%)
Aalberts Industries NV	3,465	121,378
ANDRITZ AG	3,129	168,770
AO Smith Corp.	794	38,708
Belimo Holding AG	44	141,487
Ebara Corp.	3,900	120,547
Energy Recovery, Inc.(a)	546	5,591
Franklin Electric Co., Inc.	1,205	48,622
Geberit AG	289	123,129
Georg Fischer AG	165	135,478
Global Brass & Copper Holdings, Inc.	1,002	33,216
GWA Group Ltd.	88,735	176,317
Interpump Group SpA	4,496	84,401
Kurita Water Industries Ltd.	5,500	130,547
Nihon Trim Co. Ltd.	1,000	35,692
Pentair PLC	2,750	161,233
Polypipe Group PLC	59,023	250,968
Rexnord Corp.(a)	340	7,511
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	171,000	92,565
The Toro Co.	1,366	80,498
Uponor OYJ(a)	8,959	161,993
Xylem, Inc.	1,640	80,868
Total Industrials		2,199,519

Information Technology (2.91%)
Badger Meter, Inc.	2,967	114,378
Total Information Technology		114,378

Materials (1.52%)
Ecolab, Inc.	498	59,825
Total Materials		59,825

Utilities (34.82%)
Aguas Andinas SA, Class A	149,871	81,323
American States Water Co.	1,856	81,256
Beijing Enterprises Water Group Ltd.	84,000	58,570
China Water Affairs Group Ltd.	115,000	78,407
Cia de Saneamento Basico do Estado de Sao Paulo(a)	900	8,954
Guangdong Investment Ltd.	60,000	74,624
Inversiones Aguas Metropolitanas SA	24,675	35,838
Kangda International Environmental Co. Ltd.(b)(c)	72,000	17,539
Manila Water Co., Inc.	58,200	35,260
Pennon Group PLC	11,653	116,250
Severn Trent PLC	3,867	110,428
SJW Group	1,056	52,906
Suez	8,723	132,113
TTW PCL	479,200	145,624
United Utilities Group PLC	11,209	129,306
YTL Power International Bhd	422,300	136,333
Yunnan Water Investment Co. Ltd., Class H(b)	147,000	75,784
Total Utilities		1,370,515

TOTAL COMMON STOCKS
(Cost $3,829,085)		3,931,161

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.10%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.424%	3,937	3,937

TOTAL SHORT TERM INVESTMENTS
(Cost $3,937)			3,937

TOTAL INVESTMENTS (99.99%)
(Cost $3,833,022)			$3,935,098

NET OTHER ASSETS AND LIABILITIES (0.01%)			382

NET ASSETS (100.00%)			$3,935,480

(a)	Non-income producing security.

(b)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate fair value of those securities was $93,323, representing 2.37% of net assets.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees, unless otherwise noted below. As of January 31, 2017, the aggregate value of those securities was $17,539, representing 0.45% of net assets.

See Notes to Quarterly Schedule of Investments.

Summit Water Infrastructure Multifactor ETF
Notes to Quarterly Schedule of Investments	January 31, 2017
(Unaudited)

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of January 31, 2017, the Trust currently consists of one portfolio. Each portfolio represents a separate series of the Trust. This report pertains to the Summit Water Infrastructure Multifactor ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Zacks Global Water Index (the “Underlying Index”). The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. ALPS Advisors, Inc. (the “Adviser”) purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on August 9, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The Fund is authorized to issue an unlimited number of shares with no par value.

2. PORTFOLIO VALUATION

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

3. FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,931,161	$–	$–	$3,931,161
Short Term Investments	3,937	–	–	3,937
TOTAL	$3,935,098	$–	$–	$3,935,098

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended January 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

4. TAX BASIS INFORMATION

As of January 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Summit Water Infrastructure Multifactor ETF
Gross appreciation (excess of value over tax cost)	$222,800
Gross depreciation (excess of tax cost over value)	(121,953)
Net unrealized appreciation	100,847
Cost of investments for income tax purposes	$3,834,251

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION ETF TRUST

By:	/s/Jeremy O. May
Jeremy O. May
President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Jeremy O. May
Jeremy O. May
President

Date:	March 29, 2017

By:	/s/Kimberly R. Storms
Kimberly R. Storms
Treasurer

Date:	March 29, 2017